J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

(the “Fund”)

(a series of JPMorgan Trust II)

(All Share Classes)

Supplement dated December 4, 2023

to the current Summary Prospectuses and Prospectuses, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eytan Shapiro	2004	Managing Director
Matthew Cohen	2016	Managing Director
Phillip D. Hart	2023	Managing Director
Michael Stein	2023	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Small Cap Growth Fund” section of the Fund’s Prospectuses is deleted in its entirety and replaced with the following:

Small Cap Growth Fund

The portfolio management team is led by Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, Matthew Cohen, M.D., Managing Director of JPMIM, Phillip D. Hart, Managing Director of JPMIM and a CFA charterholder, and Michael Stein, Executive Director of JPMIM and a CFA charterholder. Mr. Shapiro is the lead portfolio manager on the Fund and is Chief Investment Officer of the U.S. Equity Growth and Small Cap portfolio management teams. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. An employee since 2005, Dr. Cohen is a portfolio manager and a US equity research analyst. Dr. Cohen is responsible for research analysis and stock selection of healthcare stocks for the JPMorgan Small Cap Growth and Mid Cap Growth funds. Additionally, he serves as lead portfolio manager on the JPMorgan Global Healthcare strategy and a co-portfolio manager on the JPMorgan Small Cap Growth Fund. Mr. Hart is Head of the U.S. Structured Equity Small and Mid Cap Team, and a portfolio manager. An employee since 2003, he has been managing small and mid cap assets for the past 20 years and his responsibilities include managing all of the team’s strategies. Previously, he has held roles as both a fundamental and quantitative research analyst in addition to helping with daily implementation and maintenance of portfolios. Mr. Stein is a research analyst within the U.S. Equity Group. An employee since 2014, Mr. Stein is responsible for the industrials and energy sectors for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies. Prior to joining the firm, Mr. Stein previously worked at Barclays and Morgan Stanley, with seven years of experience covering electrical equipment and industrial conglomerates.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-SCG-1223

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

(the “Fund”)

(a series of JPMorgan Trust II)

(All Share Classes)

Supplement dated December 4, 2023

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Growth Fund
Eytan Shapiro	3	$2,071,185	4	$3,174,407	1	$327,653
Matthew Cohen	3	1,438,724	5	6,236,766	0	0
Phillip D. Hart**	14	4,664,924	2	696,400	3	717,069
Michael Stein**	0	0	0	0	0	0

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Small Cap Growth Fund
Eytan Shapiro	0	$0	0	$0	0	$0
Matthew Cohen	0	0	0	0	0	0
Phillip D. Hart**	0	0	0	0	0	0
Michael Stein**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

**	As of October 31, 2023.

SUP-SAI-USEQ-1223

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Small Cap Growth Fund
Eytan Shapiro							X
Matthew Cohen					X
Phillip D. Hart*	X
Michael Stein*			X

*	As of October 31, 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE